STOCKHOLDERS EQUITY (DEFICIT) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
STOCKHOLDERS EQUITY (DEFICIT) AND STOCK-BASED COMPENSATION
Schedule of outstanding warrants to purchase common stock
	Warrants (Underlying Shares)	Weighted-Average Exercise Price Per Share
Outstanding December 31, 2021	205,750	$11.18
Issuance of Warrants	3,553,211	$5.04
Outstanding September 30, 2022	3,758,961	$5.04

	Warrants (Underlying Shares)	Weighted-Average Exercise Price Per Share

Outstanding, January 1, 2021	-	$-
Warrants granted	205,750	$11.18
Outstanding, December 31, 2021	205,750	$11.18

Schedule of fair value of the warrants issued
Expected term	2.5 Years
Volatility	60.4%
Risk-free interest rate	1.6%
Dividend yield	0.0%

Expected term	2.5 Years
Volatility	60.8%
Risk-free interest rate	0.6%
Dividend yield	0.0%

Schedule of shares of common stock
Number of Shares
Issuance of common stock in public offering	2,930,000
Issuance of common stock to Evergreen	280,000
Issuance of common stock for conversion of debt	444,941
Common stock issued for Director's fees	167,580
Common stock issued during the nine months ended September 30, 2022	3,822,521